Income Tax (Details 2) - CAD ($)	Jan. 31, 2021	Jan. 31, 2020
Statement [Line Items]
Total unrecognized deductible temporary differences	$ 62,222,030	$ 40,672,496
Intangible assets	17,472,600	119,978
Property and equipment	49,740	0
Financing costs	5,242,820	3,568,281
Capital loss	4,605,190	568,786
Lease liability	0	1,418,024
USA [Member]
Statement [Line Items]
Tax loss carryforwards	539,080	10,303,206
CDA [Member]
Statement [Line Items]
Tax loss carryforwards	33,038,280	24,293,651
Australia [Member]
Statement [Line Items]
Tax loss carryforwards	434,550	0
Europe [Member]
Statement [Line Items]
Tax loss carryforwards	$ 839,770	$ 400,570